Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 4,978,984	₩ 2,845,155
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 314,220	₩ 897,967
Significant unobservable inputs and range		Discount rate	Discount rate
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 4,664,764	₩ 1,947,188
Level 2 | Derivative liabilities | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 4,431,080	₩ 1,834,930
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 2 | Derivative liabilities | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 233,684	₩ 112,258
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 8,331,679	₩ 8,820,459
Level 3 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 8,141,504	₩ 8,511,489
Significant unobservable inputs and range		The volatility of the underlying asset(1.00%~127.00%) Correlations( -43.00%~92.00%)	The volatility of the underlying asset(0.00%~140.00%) Correlations(-46.00%~93%)
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value		₩ 190,175	₩ 308,970
Level 3 | Derivative liabilities | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 25,525	₩ 30,412
Significant unobservable inputs and range		The volatility of the underlying asset(4.30%~61.00%) Correlations(-3.00%~82.00%)	The volatility of the underlying asset(0.00%~140.00%) Correlations(0.00%~78.00%)
Level 3 | Derivative liabilities | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 134,759	₩ 213,170
Significant unobservable inputs and range		The volatility of the underlying asset(0.47%~40.00%) Regression coefficient(0.30%~0.63%) Correlations(20.13%~90.34%)	The volatility of the underlying asset(0.00%~55.00%) Regression coefficient(1.30%~2.77%) Correlations(45.06%~90.34%)
Level 3 | Derivative liabilities | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 29,891	₩ 65,388
Significant unobservable inputs and range		The volatility of the underlying asset(1.00%~102.00%) Correlations(-43.00%~92.00%)	The volatility of the underlying asset(0.00%~109.00%) Correlations(-46.00%~93.00%)

[1]	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.